Warrants (Details) (Warrant, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrant
Class of Warrant or Right [Line Items]
Exercise price	$ 1.10	$ 1.10
Term	4 years	4 years
Expected volatility	37.00%	37.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.09%	0.09%